Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign Exchange Forward Contracts Representing Commitments to Buy and Sell Various Foreign Currencies
At December 31, 2025, the Company had outstanding foreign exchange forward contracts representing commitments to buy and sell various foreign currencies. Significant commitments are as follows:

	For Canadian dollars		For U.S dollars				For euros
Buy (sell)	US dollar amount	Weighted average rate	Mexican peso amount	Weighted average rate	US dollar amount	Weighted average rate	Czech koruna amount	Weighted average rate	Swedish kronas amount	Weighted average rate
2026	91	1.358	11,626	0.049	134	0.881	6,722	0.040	996	0.088
2026	(773)	0.743	(52)	18.484	(203)	1.122	—	—	—	—
2027	39	1.340	7,691	0.046	114	0.863	4,691	0.039	680	0.088
2027	(413)	0.747	(34)	22.566	(153)	1.135	—	—	—	—
2028	17	1.326	2,801	0.047	182	0.828	3,404	0.040	360	0.089
2028	(166)	0.754	—	—	(184)	1.227	—	—	—	—
2029	—	—	—	—	98	0.818	—	—	180	0.089
2029	—	—	—	—	(73)	1.252	—	—	—	—
	(1,205)		22,032		(85)		14,817		2,216

Schedule of Company's Financial Assets and Liabilities
[b]	Financial assets and liabilities
The Company’s financial assets and liabilities consist of the following:

	2025	2024

Financial assets
Cash and cash equivalents	$ 1,612	$ 1,247
Accounts receivable	7,593	7,376
Warrants and public and private equity investments	225	220
Debt investments	32	31
Long-term receivables included in other assets [note 15]	286	310
	$ 9,748	$ 9,184

Financial liabilities
Short-term borrowing	$ —	$ 271
Long-term debt (including current portion)	4,712	4,842
Operating lease liability (including current portion)	1,977	1,955
Accounts payable	6,895	7,194
	$ 13,584	$ 14,262

Foreign currency contracts designated as effective hedges, measured at fair value
Prepaid expenses	$ 98	$ 33
Other assets	83	10
Other accrued liabilities	(19)	(107)
Other long-term liabilities	(19)	(83)
	$ 143	$ (147)

Derivative Foreign Currency Contracts at Gross Fair Value and Unrecognized Impacts of Master Netting Arrangements	The following table summarizes the Company’s derivative foreign currency contracts at gross fair value as reflected in the consolidated balance sheets and the unrecognized impacts of master netting arrangements:

	Gross amounts presented in consolidated balance sheets	Gross amounts not offset in consolidated balance sheets	Net amounts

December 31, 2025
Assets	$ 181	$ 35	$ 146
Liabilities	$ (38)	$ (35)	$ (3)

December 31, 2024
Assets	$ 43	$ 37	$ 6
Liabilities	$ (190)	$ (37)	$ (153)

Supplier Finance Program

	2025	2024

Balance, beginning of year	$86	$132
Amounts settled	(81)	(172)
Amounts added to the program	111	126
Balance, end of year	$116	$86